FINANCIAL INSTRUMENTS - Debt Narrative (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	May 02, 2013	Oct. 16, 2009	Sep. 30, 2008	Dec. 31, 2023	Dec. 31, 2022	Apr. 03, 2012	Jun. 30, 2011
Debt and interest
Repayments				$ 43	$ 375
BNAF Notes
Debt and interest
Notional amount							$ 4,000
5.7% notes
Debt and interest
Notional amount				850	850		$ 850
Borrowings, interest rate (as percent)							5.70%
Repayments				0	0
3.85%/5.25% notes
Debt and interest
Notional amount						$ 2,000
5.25% Notes
Debt and interest
Notional amount				$ 375	375	$ 750
Borrowings, interest rate (as percent)				5.25%		5.25%
Repayments				$ 0	375
BPADF notes due 2039 [Member]
Debt and interest
Notional amount		$ 850
Borrowings, interest rate (as percent)		5.95%
Repayments				43
Borrowings, maturity		30
LLCs notes due 2013, due 2019 and due 2038 [Member]
Debt and interest
Notional amount			$ 1,250
7.50% Notes Due 2038
Debt and interest
Notional amount			$ 250
Borrowings, interest rate (as percent)			7.50%
Borrowings, maturity			30
5.75% notes
Debt and interest
Notional amount	$ 3,000
5.75% Notes
Debt and interest
Notional amount	$ 850			850	850
Borrowings, interest rate (as percent)	5.75%
Repayments				0	$ 0
Credit Facility Due 2021
Debt and interest
Repayments	$ 2,000
Credit facility due 2028 [Member]
Debt and interest
Undrawn borrowing facilities				$ 3,000
Basis spread				1.00%
Line of credit facility, standby rate				0.09%